Share Capital and Share Premium - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Oct. 27, 2022 USD ($) shares	Sep. 01, 2022 shares	Oct. 01, 2021 USD ($) shares	Aug. 06, 2021 USD ($) shares	May 17, 2021 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Description of ordinary shares conversion basis	Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Number of ordinary shares issued or issuable			4,611,848
Shares issued in respect of exercise of share options	8,302,871	8,328,356
February 2020 Notes
Disclosure Of Classes Of Share Capital [Line Items]
Principal amount | $			$ 50.0
Number of shares issued on conversion					6,122,250	7,013,405	3,190,345
Aggregate principal amount of term loans outstanding | $			$ 50.0
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares voting rights	one vote per share
Numbers of shares issued	14,049,230	26,571,174
Par value | $ / shares	$ 0.04	$ 0.04
Shares issued in respect of exercise of share options	654,311
Shares issued in respect of business combinations	1,916,818
Class A Ordinary Shares | Palm Angels
Disclosure Of Classes Of Share Capital [Line Items]
Number of ordinary shares issued or issuable				480,200
Class A Ordinary Shares | February 2020 Notes
Disclosure Of Classes Of Share Capital [Line Items]
Principal amount | $					$ 75.0	$ 85.9	$ 39.1
Number of shares issued on conversion					6,122,250	7,013,405	3,190,345
Aggregate principal amount of term loans outstanding | $					$ 75.0	$ 85.9	$ 39.1
Class B Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares voting rights	twenty votes per share
Par value | $ / shares	$ 0.04	$ 0.04